General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Abstract]
Payroll and related expenses	$ 2,079	$ 1,568	$ 1,670
Share-based payment	840	402	483
Professional fees	1,766	2,100	3,978
Impairment loss on trade receivables	387	18	78
Other	589	318	452
Total general and administrative expenses	$ 5,661	$ 4,406	$ 6,661